UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2012

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

SiM Dynamic Allocation Diversified Income Fund
SiM Dynamic Allocation Balanced Income Fund
SiM Dynamic Allocation Equity Income Fund

Semi-Annual Report
For the period ended
October 31, 2011

SiM Dynamic Allocation Diversified Income Fund

Allocation of Portfolio Assets
at October 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Balanced Income Fund

Allocation of Portfolio Assets
at October 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Equity Income Fund

Allocation of Portfolio Assets
at October 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

SiM Dynamic Allocation Funds

Expense Example
at October 31, 2011 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/21/11 – 10/31/11).

Actual Expenses
For each class of the SiM Dynamic Allocation Diversified Income Fund (“Diversified Income Fund”), SiM Dynamic Allocation Balanced Income Fund (“Balanced Income Fund”), and SiM Dynamic Allocation Equity Income Fund (“Equity Income Fund”), two lines are presented in the tables below.  The first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.35% for Class A shares and 2.10% for Class C shares of each Fund per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SiM Dynamic Allocation Funds

Expense Example (Continued)
October 31, 2011 (Unaudited)

Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	6/21/11	10/31/11	(6/21/11 - 10/31/11)
Class A Actual	$1,000.00	$ 998.00	$4.90
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,013.26	$4.94

Class C Actual	$1,000.00	$ 995.30	$7.61
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,010.54	$7.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 133 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Balanced Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	6/21/11	10/31/11	(6/21/11 - 10/31/11)
Class A Actual	$1,000.00	$ 971.00	$4.83
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,013.26	$4.94

Class C Actual	$1,000.00	$ 967.90	$7.51
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,010.54	$7.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 133 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	6/21/11	10/31/11	(6/21/11 - 10/31/11)
Class A Actual	$1,000.00	$ 956.00	$4.80
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,013.26	$4.94

Class C Actual	$1,000.00	$ 953.00	$7.45
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,010.54	$7.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35% and 2.10% for Class A and Class C, respectively, multiplied by the average account value over the period, multiplied by 133 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	EQUITIES – 10.0%
	Real Estate Investment Trusts – 10.0%
1,641	American Capital Agency Corp.	$45,144
7,683	Annaly Capital Management, Inc.	129,459
1,775	Hatteras Financial Corp.	45,617
2,978	Invesco Mortgage Capital, Inc.	46,993
10,463	MFA Financial, Inc.	70,625
	Total Equities (Cost $386,554)	337,838

	EXCHANGE-TRADED FUNDS – 87.3%
	Equity ETFs – 20.3%
636	Consumer Staples Select Sector SPDR Fund	19,741
850	Health Care Select Sector SPDR Fund	28,551
1,191	iShares Cohen & Steers Realty Majors Index Fund	83,954
707	iShares MSCI EAFE Index Fund	37,026
892	iShares MSCI Emerging Markets Index	36,394
1,095	iShares Russell 1000 Growth Index Fund	63,849
753	iShares Russell 1000 Value Index Fund	47,492
478	iShares Russell 2000 Growth Index Fund	40,635
519	iShares Russell 2000 Value Index Fund	33,880
523	iShares Russell Midcap Growth Index Fund	29,487
370	iShares Russell Midcap Value Index Fund	16,065
2,166	SPDR Barclays Capital Convertible Securities ETF	82,460
1,451	Technology Select Sector SPDR Fund	37,741
1,024	Vanguard Growth ETF	63,928
1,238	Vanguard Value ETF	64,227
		685,430
	Fixed Income ETFs – 67.0%
783	iShares Barclays 7-10 Year Treasury Bond Fund	81,048
3,641	iShares Barclays Credit Bond Fund	397,597
2,640	iShares Barclays MBS Bond Fund	284,988
706	iShares Barclays US Treasury Inflation Protected Securities Fund	82,242
3,553	iShares iBoxx $ High Yield Corporate Bond Fund	317,212
3,298	iShares iBoxx $ Investment Grade Corporate Bond Fund	378,281
1,326	iShares JP Morgan USD Emerging Markets Bond Fund	146,390
6,613	iShares S&P U.S. Preferred Stock Index Fund	246,731
8,275	SPDR Barclays Capital High Yield Bond ETF	322,477
		2,256,966
	Total Exchange-Traded Funds (Cost $2,955,483)	2,942,396

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Schedule of Investments (Continued)
at October 31, 2011 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 2.6%
88,988	Fidelity Institutional Money Market Portfolio – Class I, 0.15% (a)	$88,988
	Total Short-Term Investments (Cost $88,988)	88,988
	Total Investments in Securities (Cost $3,431,025) – 99.9%	3,369,222
	Other Assets in Excess of Liabilities – 0.1%	2,169
	Net Assets – 100.00%	$3,371,391

ETF – Exchange-Traded Fund
(a)  Rate shown is the 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Balanced Income Fund

Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	EQUITIES – 6.1%
	Real Estate Investment Trusts – 6.1%
1,050	American Capital Agency Corp.	$28,886
5,217	Annaly Capital Management, Inc.	87,907
1,183	Hatteras Financial Corp.	30,403
1,553	Invesco Mortgage Capital, Inc.	24,506
4,091	MFA Financial, Inc.	27,614
	Total Equities (Cost $225,728)	199,316

	EXCHANGE-TRADED FUNDS – 91.5%
	Equity ETFs – 62.5%
2,173	Consumer Staples Select Sector SPDR Fund	67,450
3,054	Health Care Select Sector SPDR Fund	102,584
1,731	iShares Cohen & Steers Realty Majors Index Fund	122,018
2,470	iShares MSCI EAFE Index Fund	129,354
3,037	iShares MSCI Emerging Markets Index	123,910
3,619	iShares Russell 1000 Growth Index Fund	211,024
2,990	iShares Russell 1000 Value Index Fund	188,579
1,608	iShares Russell 2000 Growth Index Fund	136,696
1,747	iShares Russell 2000 Value Index Fund	114,044
1,974	iShares Russell Midcap Growth Index Fund	111,294
1,860	iShares Russell Midcap Value Index Fund	80,761
2,495	SPDR Barclays Capital Convertible Securities ETF	94,985
5,040	Technology Select Sector SPDR Fund	131,091
3,380	Vanguard Growth ETF	211,013
4,192	Vanguard Value ETF	217,481
		2,042,284
	Fixed Income ETFs – 29.0%
301	iShares Barclays 7-10 Year Treasury Bond Fund	31,157
1,445	iShares Barclays Credit Bond Fund	157,794
1,044	iShares Barclays MBS Bond Fund	112,700
271	iShares Barclays US Treasury Inflation Protected Securities Fund	31,569
1,442	iShares iBoxx $ High Yield Corporate Bond Fund	128,742
1,332	iShares iBoxx $ Investment Grade Corporate Bond Fund	152,780
583	iShares JP Morgan USD Emerging Markets Bond Fund	64,363
3,808	iShares S&P U.S. Preferred Stock Index Fund	142,076
3,254	SPDR Barclays Capital High Yield Bond ETF	126,808
		947,989
	Total Exchange-Traded Funds (Cost $3,093,931)	2,990,273

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Balanced Income Fund

Schedule of Investments (Continued)
at October 31, 2011 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 2.3%
76,309	Fidelity Institutional Money Market Portfolio – Class I, 0.15% (a)	$76,309
	Total Short-Term Investments (Cost $76,309)	76,309
	Total Investments in Securities (Cost $3,395,968) – 99.9%	3,265,898
	Other Assets in Excess of Liabilities – 0.1%	2,638
	Net Assets – 100.00%	$3,268,536

ETF – Exchange-Traded Fund
(a)  Rate shown is the 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments
at October 31, 2011 (Unaudited)

Shares		Value
	EQUITIES – 5.3%
	Real Estate Investment Trusts – 5.3%
1,937	American Capital Agency Corp.	$53,287
8,555	Annaly Capital Management, Inc.	144,152
2,095	Hatteras Financial Corp.	53,841
3,260	Invesco Mortgage Capital, Inc.	51,443
8,138	MFA Financial, Inc.	54,932
	Total Equities (Cost $407,534)	357,655

	EXCHANGE-TRADED FUNDS – 92.4%
	Equity ETFs – 80.9%
6,106	Consumer Staples Select Sector SPDR Fund	189,530
7,884	Health Care Select Sector SPDR Fund	264,824
3,752	iShares Cohen & Steers Realty Majors Index Fund	264,479
6,582	iShares MSCI EAFE Index Fund	344,699
8,301	iShares MSCI Emerging Markets Index	338,681
9,641	iShares Russell 1000 Growth Index Fund	562,167
8,689	iShares Russell 1000 Value Index Fund	548,015
4,474	iShares Russell 2000 Growth Index Fund	380,335
5,170	iShares Russell 2000 Value Index Fund	337,498
5,480	iShares Russell Midcap Growth Index Fund	308,962
4,039	iShares Russell Midcap Value Index Fund	175,373
4,847	SPDR Barclays Capital Convertible Securities ETF	184,525
14,024	Technology Select Sector SPDR Fund	364,764
9,440	Vanguard Growth ETF	589,339
11,285	Vanguard Value ETF	585,466
		5,438,657
	Fixed Income ETFs – 11.5%
247	iShares Barclays 7-10 Year Treasury Bond Fund	25,567
1,155	iShares Barclays Credit Bond Fund	126,126
885	iShares Barclays MBS Bond Fund	95,536
223	iShares Barclays US Treasury Inflation Protected Securities Fund	25,977
1,096	iShares iBoxx $ High Yield Corporate Bond Fund	97,851
1,024	iShares iBoxx $ Investment Grade Corporate Bond Fund	117,453
486	iShares JP Morgan USD Emerging Markets Bond Fund	53,654
3,390	iShares S&P U.S. Preferred Stock Index Fund	126,481
2,587	SPDR Barclays Capital High Yield Bond ETF	100,815
		769,460
	Total Exchange-Traded Funds (Cost $6,506,018)	6,208,117

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Schedule of Investments (Continued)
at October 31, 2011 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS – 2.4%
158,210	Fidelity Institutional Money Market Portfolio – Class I, 0.15% (a)	$158,210
	Total Short-Term Investments (Cost $158,210)	158,210
	Total Investments in Securities (Cost $7,071,762) – 100.1%	6,723,982
	Liabilities in Excess of Other Assets – (0.1)%	(4,120)
	Net Assets – 100.00%	$6,719,862

ETF – Exchange-Traded Fund
(a)  Rate shown is the 7-day yield as of October 31, 2011.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Assets and Liabilities
at October 31, 2011 (Unaudited)

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
ASSETS
Investments in securities, at value (cost $3,431,025,
$3,395,968, and $7,071,762, respectively)	$3,369,222	$3,265,898	$6,723,982
Receivables:
Dividends and interest	9	8	17
Due from Adviser (Note 4)	32,986	33,247	27,227
Prepaid expenses	23,713	23,850	25,672
Total assets	3,425,930	3,323,003	6,776,898
LIABILITIES
Payables:
Administration and fund accounting fees	23,371	23,371	23,371
Audit fees	6,243	6,243	6,243
Chief Compliance Officer fee	2,773	2,773	2,773
Custody fees	988	1,016	988
Legal fees	2,054	2,054	2,054
Pricing fees	334	334	334
Transfer agent fees and expenses	14,645	14,646	14,316
12b-1 distribution fees	2,874	2,773	5,700
Accrued other expenses	1,257	1,257	1,257
Total liabilities	54,539	54,467	57,036
NET ASSETS	$3,371,391	$3,268,536	$6,719,862
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$3,361,438	$3,258,858	$6,710,331
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	342,592	339,635	702,163
Net asset value and redemption price per share	$9.81	$9.60	$9.56
Maximum offering price per share
(Net asset value per share divided by 96.25%,
94.50% and 94.50%, respectively)	$10.19	$10.16	$10.12
Class C Shares
Net assets applicable to shares outstanding	$9,953	$9,678	$9,531
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,015	1,009	1,000
Net asset value and offering price per share (Note 1)	$9.81	$9.59	$9.53
COMPONENTS OF NET ASSETS
Paid-in capital	$3,434,362	$3,400,197	$7,029,979
Undistributed net investment income/(loss)	(125)	1,699	58,993
Accumulated net realized loss on investments	(1,043)	(3,290)	(21,330)
Net unrealized depreciation on investments	(61,803)	(130,070)	(347,780)
Net assets	$3,371,391	$3,268,536	$6,719,862

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Operations
For the Period June 21, 2011* through October 31, 2011 (Unaudited)

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
INVESTMENT INCOME
Income
Dividends	$72,779	$51,603	$91,308
Interest	28	28	52
Total income	72,807	51,631	91,360
Expenses
Administration and fund accounting fees (Note 4)	33,902	33,902	33,902
Transfer agent fees and expenses (Note 4)	19,115	19,115	19,115
Registration fees	11,873	11,873	11,873
Advisory fees (Note 4)	8,999	8,689	17,967
Audit fees	6,244	6,244	6,244
Chief Compliance Officer fee (Note 4)	4,328	4,328	4,328
Distribution fees – Class A (Note 5)	2,991	2,887	5,981
Distribution fees – Class C (Note 5)	36	35	34
Trustee fees	2,262	2,262	2,262
Legal fees	2,095	2,095	2,095
Custody fees (Note 4)	2,078	2,078	2,078
Reports to shareholders	1,257	1,257	1,257
Pricing fees (Note 4)	513	513	513
Miscellaneous expense	743	743	743
Total expenses	96,436	96,021	108,392
Less: advisory fee waiver and
expense reimbursement (Note 4)	(80,211)	(80,355)	(76,025)
Net expenses	16,225	15,666	32,367
Net investment income	56,582	35,965	58,993
REALIZED AND UNREALIZED
LOSS ON INVESTMENTS
Net realized loss on investments	(1,043)	(3,290)	(21,330)
Net change in unrealized depreciation on investments	(61,803)	(130,070)	(347,780)
Net realized and unrealized loss on investments	(62,846)	(133,360)	(369,110)
Net decrease in net assets
resulting from operations	$(6,264)	$(97,395)	$(310,117)

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Changes in Net Assets
(Unaudited)

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
	June 21, 2011*	June 21, 2011*	June 21, 2011*
	through	through	through
	October 31,	October 31,	October 31,
	2011	2011	2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$56,582	$35,965	$58,993
Net realized loss on investments	(1,043)	(3,290)	(21,330)
Net change in unrealized depreciation on investments	(61,803)	(130,070)	(347,780)
Net decrease in net assets
resulting from operations	(6,264)	(97,395)	(310,117)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(56,566)	(34,184)	—
Class C Shares	(141)	(82)	—
Total distributions to shareholders	(56,707)	(34,266)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	3,434,362	3,400,197	7,029,979
Total increase in net assets	3,371,391	3,268,536	6,719,862

NET ASSETS
Beginning of period	—	—	—
End of period	$3,371,391	$3,268,536	$6,719,862
Includes undistributed net investment income/(loss) of	$(125)	$1,699	$58,993

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Statements of Changes in Net Assets (Continued)
(Unaudited)

(a)A summary of share transactions is as follows:

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
	June 21, 2011*	June 21, 2011*	June 21, 2011*
	through	through	through
	October 31,	October 31,	October 31,
	2011	2011	2011
Class A Shares
Net proceeds from shares sold	$3,367,655	$3,355,931	$7,019,979
Distributions reinvested	56,566	34,184	—
Net increase in net assets from capital share transactions	$3,424,221	$3,390,115	$7,019,979

	June 21, 2011*	June 21, 2011*	June 21, 2011*
	through	through	through
	October 31,	October 31,	October 31,
	2011	2011	2011
Class C Shares
Net proceeds from shares sold	$10,000	$10,000	$10,000
Distributions reinvested	141	82	—
Net increase in net assets from capital share transactions	$10,141	$10,082	$10,000
	$3,434,362	$3,400,197	$7,029,979

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
	June 21, 2011*	June 21, 2011*	June 21, 2011*
	through	through	through
	October 31,	October 31,	October 31,
	2011	2011	2011
Class A Shares
Shares sold	336,765	335,781	702,163
Shares issued on reinvestment of distributions	5,827	3,854	—
Net increase in shares outstanding	342,592	339,635	702,163

	June 21, 2011*	June 21, 2011*	June 21, 2011*
	through	through	through
	October 31,	October 31,	October 31,
	2011	2011	2011
Class C Shares
Shares sold	1,000	1,000	1,000
Shares issued on reinvestment of distributions	15	9	—
Net increase in shares outstanding	1,015	1,009	1,000
	343,607	340,644	703,163

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Diversified Income Fund

Financial Highlights
For a share outstanding throughout the period

	Class A		Class C
	June 21, 2011*		June 21, 2011*
	to		to
	October 31, 2011		October 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.17		0.14
Net realized and unrealized loss on investments	(0.19)		(0.19)
Total from investment operations	(0.02)		(0.05)

Less distributions:
From net investment income	(0.17)		(0.14)
Total distributions	(0.17)		(0.14)

Net asset value, end of period	$9.81		$9.81

Total return	-0.20	%‡	-0.47	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,361		$10

Ratio of expenses to average net assets:
Before expense reimbursement	8.02	%†	8.77	%†
After expense reimbursement	1.35	%†	2.10	%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(1.96	)%†	(2.75	)%†
After expense reimbursement	4.71	%†	3.92	%†

Portfolio turnover rate	19.90	%‡	19.90	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Balanced Income Fund

Financial Highlights
For a share outstanding throughout the period

	Class A		Class C
	June 21, 2011*		June 21, 2011*
	to		to
	October 31, 2011		October 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.11		0.08
Net realized and unrealized loss on investments	(0.41)		(0.41)
Total from investment operations	(0.30)		(0.33)

Less distributions:
From net investment income	(0.10)		(0.08)
Total distributions	(0.10)		(0.08)

Net asset value, end of period	$9.60		$9.59

Total return	-2.90	%‡	-3.21	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,259		$10

Ratio of expenses to average net assets:
Before expense reimbursement	8.32	%†	9.07	%†
After expense reimbursement	1.35	%†	2.10	%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(3.85	)%†	(4.62	)%†
After expense reimbursement	3.12	%†	2.35	%†

Portfolio turnover rate	6.54	%‡	6.54	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Equity Income Fund

Financial Highlights
For a share outstanding throughout the period

	Class A		Class C
	June 21, 2011*		June 21, 2011*
	to		to
	October 31, 2011		October 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.08		0.06
Net realized and unrealized loss on investments	(0.52)		(0.53)
Total from investment operations	(0.44)		(0.47)

Net asset value, end of period	$9.56		$9.53

Total return	-4.40	%‡	-4.70	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,710		$10

Ratio of expenses to average net assets:
Before expense reimbursement	4.54	%†	5.29	%†
After expense reimbursement	1.35	%†	2.10	%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.71	)%†	(1.46	)%†
After expense reimbursement	2.48	%†	1.73	%†

Portfolio turnover rate	9.62	%‡	9.62	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

SiM Dynamic Allocation Funds

Notes to Financial Statements
at October 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”), SiM Dynamic Allocation Balanced Income Fund (the “Balanced Income Fund”), and the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”) (each a “Fund” and together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on June 21, 2011. The investment objective of the Diversified Income Fund is to seek to provide total return, consisting primarily of growth of income with some long-term capital appreciation.  The Balanced Income Fund’s investment objective is to seek to provide total return through both capital appreciation and growth of income.  The Equity Income Fund’s investment objective is to seek to provide total return, consisting primarily of long-term capital appreciation with growth of income.

Each Fund currently offers Class A and Class C shares.  Class A shares of the Diversified Income Fund are subject to a maximum sales load of 3.75% while the Class A shares of the Balanced Income Fund and the Equity Income Fund are subject to a maximum sales load of 5.50%.  The sales load charged decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1% Contingent Deferred Sales Charge on shares redeemed within twelve months of purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Diversified Income Fund distributes substantially all net investment income monthly while the Balanced Income Fund distributes substantially all net investment income quarterly and the Equity Income Fund

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

distributes its net investment income annually.  Each Fund distributes substantially all of its net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  Each Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended October 31, 2011, the Funds did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

I.
Regulated Investment Company Modernization Act: On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law.  The Modernization Act modernizes several of the federal income and excise tax provisions related to regulated investment companies (“RICs”).  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31,

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2011:

Diversified Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$337,838	$—	$—	$337,838
Exchanged-Traded Funds
Equity	685,430	—	—	685,430
Fixed Income	2,256,966	—	—	2,256,966
Total Exchange-Traded Funds	2,942,396	—	—	2,942,396
Short-Term Investments	88,988	—	—	88,988
Total Investments in Securities	$3,369,222	$—	$—	$3,369,222
Balanced Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$199,316	$—	$—	$199,316
Exchanged-Traded Funds
Equity	2,042,284	—	—	2,042,284
Fixed Income	947,989	—	—	947,989
Total Exchange-Traded Funds	2,990,273	—	—	2,990,273
Short-Term Investments	76,309	—	—	76,309
Total Investments in Securities	$3,265,898	$—	$—	$3,265,898
Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$357,655	$—	$—	$357,655
Exchanged-Traded Funds
Equity	5,438,657	—	—	5,438,657
Fixed Income	769,460	—	—	769,460
Total Exchange-Traded Funds	6,208,117	—	—	6,208,117
Short-Term Investments	158,210	—	—	158,210
Total Investments in Securities	$6,723,982	$—	$—	$6,723,982

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at October 31, 2011, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended October 31, 2011.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended October 31, 2011, Strategic Income Management, LLC (the “Adviser”) provided the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly, calculated at an annual rate of 0.75% based upon the average daily net assets of each Fund.  For the period ended October 31, 2011, the Diversified Income Fund, Balanced Income Fund, and Equity Income Fund incurred $8,999, $8,689, and $17,967 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.35% and 2.10% for Class A and Class C shares, respectively.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Funds’ expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended October 31, 2011, the Adviser reduced its fees in the amount of $80,211, $80,355, and $76,025 for the Diversified Income Fund, Balanced Income Fund, and Equity Income Fund, respectively.  No amounts were reimbursed to the Adviser.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	Total
Diversified Income Fund	$80,211	$80,211
Balanced Income Fund	80,355	80,355
Equity Income Fund	76,025	76,025

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the Fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the period ended October 31, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
Administration and Fund Accounting	$33,902	$33,902	$33,902
Transfer Agency (excludes out-of-pocket expenses)	15,869	15,869	15,869
Custody	2,078	2,078	2,078
Chief Compliance Officer	4,328	4,328	4,328

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of each Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2011, the Funds paid the Distributor as follows:

	Class A	Class C
Diversified Income Fund	$2,991	$36
Balanced Income Fund	2,887	35
Equity Income Fund	5,981	34

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and purchase in-kind transactions, were as follows:

	Cost of Purchases	Proceeds from Sales
Diversified Income Fund	$701,306	$652,489
Balanced Income Fund	253,220	207,717
Equity Income Fund	686,108	634,987

SiM Dynamic Allocation Funds

Notes to Financial Statements (Continued)
at October 31, 2011 (Unaudited)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The cost basis of investments for federal income tax purposes at October 31, 2011 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds did not have a full fiscal year):

	Diversified	Balanced	Equity
	Income Fund	Income Fund	Income Fund
Cost of investments	$3,431,025	$3,395,968	$7,071,762
Gross tax unrealized appreciation	41,656	22,224	30,595
Gross tax unrealized depreciation	(103,459)	(152,294)	(378,375)
Net tax unrealized depreciation	$(61,803)	$(130,070)	$(347,780)

The tax character of distributions paid during the period ended October 31, 2011 was as follows:

Ordinary Income
Diversified Income Fund	$56,707
Balanced Income Fund	34,266

SiM Dynamic Allocation Funds

Notice to Shareholders
at October 31, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-746-3863 or on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-746-3863. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-746-3863.

SiM Dynamic Allocation Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on May 31-June 2, 2011, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the SiM Dynamic Allocation Diversified Income Fund, SiM Dynamic Allocation Balanced Income Fund and SiM Dynamic Allocation Equity Income Fund (the “Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services expected to be provided by the Adviser to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that initial Fund assets would be transferred from separately managed accounts.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees or reimburse the Funds for certain of the Funds’ expenses to the extent necessary to maintain an annual expense ratio of 1.35%, 2.10% and 1.10% for Class A shares, Class C shares and Class I shares, respectively (the “Expense Caps”).

The Board noted that the Funds’ expected total operating expenses were above the peer group median and average and also noted that the Funds’ expected contractual advisory fee was above the peer group median and average, but that the expected contractual advisory fee was in line with the fees charged by the Adviser to its separately managed account clients.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Funds grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Funds do not exceed the Expense Caps.  The Board concluded that they would continue to examine this issue to ensure that economies of scale are being shared with the Funds as asset levels increase.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Funds.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the expected profitability

SiM Dynamic Allocation Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

to the Adviser from its relationship with the Funds and considered any additional benefits that may be derived by the Adviser from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, WA  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-746-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   1/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date   1/6/12

By (Signature and Title)*     /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date   1/6/12

* Print the name and title of each signing officer under his or her signature